Deferred Government Grants (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Deferred Government Grants (Details) [Line Items]
Government grants deferred	¥ 4.0		¥ 3.6
Government Assistance, Other Subsidies [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	15.7		20.8
Government Grants for Property, Plant and Equipment [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income			18.5
Government grant recognized income	1.5
Amortized deferred government grant			1.4
Current deferred			1.5
Current deferred government grant	19.1
Government Grants for Research and Development [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	9.0		2.0
Current deferred			0.8
Current deferred government grant			4.5
Government grant recognized income			¥ 0.8
Government grants [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	¥ 0.1